Stock-Based Compensation (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of common shares reserved for issuance
Total stock-based compensation expense	$ 19	$ 30	$ 37	$ 47	$ 100	$ 96	$ 90
Shares available for granting under the 2002 plan (in shares)					31.4	30.3
Options outstanding (in shares)					8.1	12.2
Total shares reserved for issuance (in shares)					39.5	42.5
Employee Stock [Member]
Number of common shares reserved for issuance
Unrecognized compensation expense	6		6
Total stock-based compensation expense	3	6	9	9
Restricted Stock [Member]
Number of common shares reserved for issuance
Total stock-based compensation expense	$ 16	$ 24	$ 28	$ 38
Director Deferred Stock Ownership Plan [Member]
Number of common shares reserved for issuance
Total shares reserved for issuance (in shares)					0.1